THE ADVISORS' INNER CIRCLE FUND

                              THE SIRACH PORTFOLIOS
                             SIRACH EQUITY PORTFOLIO
                              SIRACH BOND PORTFOLIO

                        SUPPLEMENT DATED AUGUST 15, 2002
                      TO THE PROSPECTUS DATED JUNE 24, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The following disclosure is inserted into the section entitled "What are the Fund's Fees and Expenses?" on page 8 at the end of the footnote under the heading titled "Annual Fund Operating Expenses (expenses that are deducted from fund assets)":

         Effective August 15, 2002, the adviser ceased the waiver of its advisory fee with respect to the Equity Fund.

In addition, the following disclosure is inserted into the section entitled "What are the Fund's Fees and Expenses?" on page 23 at the end of the footnote under the heading titled "Annual Fund Operating Expenses (expenses that are deducted from fund assets)":

         Effective August 15, 2002, the adviser decreased the waiver of its advisory fee with respect to the Bond Fund so that the fund's actual Total Annual Fund Operating Expenses shall not exceed 0.75%.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


SIR-SU-001-01000


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                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                              Phone: (610) 676-1000
                               Fax: (610) 676-1040

August 15, 2002



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

RE:   The Advisors' Inner Circle Fund
      REGISTRATION NOS. 33-42484/811-06400

Dear Ladies and Gentlemen:

         On behalf of The Advisors' Inner Circle Fund and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, attached herewith for filing please find a copy of a supplement to the prospectus for The Sirach Portfolios dated June 24, 2002.

         Questions and comments concerning the enclosed materials may be directed to the undersigned at (610) 676-1822.

                                            Very truly yours,




                                            /s/ STEPHANIE CAVANAGH
                                            Stephanie Cavanagh